SUBSEQUENT EVENTS (Details)		12 Months Ended
	Jan. 15, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)
Agricultural Development Bank of China ("ADBC") | Gansu QLS
Subsequent Event [Line Items]
Repayment of Debt | ¥		¥ 20,000,000
Debt Asset Ratio		70
Contingency Liability Ratio		20
Agricultural Development Bank of China ("ADBC") | Subsequent events | Gansu QLS
Subsequent Event [Line Items]
Amount borrowed			$ 1,500,000	¥ 10,000,000	$ 1,500,000	¥ 10,000,000
IPO
Subsequent Event [Line Items]
Net proceeds from IPO | $	$ 25,728,401.50